Fair Value Measurements	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5. Fair Value Measurements

The Fund follows ASC Topic 820 for measuring fair value. Fair value is the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation models involve some level of management estimation and judgment, the degree of which is dependent on the price observability for the financial instruments or market and the financial instrument complexity. Management’s fair value analysis includes the value of any unfunded loan commitments. Financial instruments recorded at fair value on the financial statements are categorized for disclosure purposes based upon the level of judgment associated with the inputs used to measure their value. The valuation hierarchical levels are based upon the observability of the inputs to the valuation of the financial instrument as of the measurement date. The three levels are defined as follows:

Level 1:Inputs are unadjusted, quoted prices in active markets for identical financial instruments at the measurement date.

Level 2:Inputs include quoted prices for similar financial instruments in active markets and inputs that are observable for the financial instruments, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3:Inputs include significant unobservable inputs for the financial instruments and include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value are based upon the best information available and require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

Management assesses the levels of financial instruments at each measurement date, and transfers between levels are recognized at the end of the period in which the event or change in circumstances that caused the transfers occurred. There were no transfers among Level 1, 2 and 3 of the fair value hierarchy for assets and liabilities for the period from June 8, 2023 (commencement of operations) to June 30, 2023. The following section describes the valuation techniques used by the Fund to measure different assets and liabilities at fair value and includes the level within the fair value hierarchy in which the assets and liabilities are categorized.

Note 5. Fair Value Measurements (continued)

Level 1 investments are valued using quoted market prices. Level 2 investments are valued using market consensus prices that are corroborated by observable market data and quoted market prices for similar assets and liabilities. Level 3 investments are valued at fair value as determined in good faith by management under a consistently applied valuation process. All investments as of June 30, 2023 were valued using Level 3 inputs of the fair value hierarchy. As of June 30, 2023, money market funds included in restricted cash and cash equivalents were valued using Level 1 inputs.

When determining fair value of Level 3 debt investments, management may take into account the following factors, where relevant, in determining the fair value of the investments: the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, discounted cash flows, the markets in which the portfolio company does business, comparisons to publicly traded securities and changes in the interest rate environment and the credit markets generally that affect the price at which similar investments are made and other relevant factors. The primary method for determining enterprise value uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s net income before net interest expense, income tax expense, depreciation and amortization (“EBITDA”). The enterprise value analysis is performed to determine if debt investments are credit impaired. If debt investments are credit impaired, the Fund will use the enterprise value analysis or a liquidation basis analysis to determine fair value. For debt investments that are not determined to be credit impaired, the Fund uses a market interest rate yield analysis to determine fair value.

Due to the inherent uncertainty of determining the fair value of Level 3 instruments that do not have a readily available market value, the fair value of the financial instruments may differ significantly from the values that would have been used had a ready market existed for such financial instruments and may differ materially from the values that are ultimately received or settled. Further, such financial instruments are generally subject to legal and other restrictions or otherwise are less liquid than publicly traded financial instruments. If required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which such investment had previously been recorded.

The Fund’s investments are subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

The following tables present fair value measurements of the Fund’s investments and indicate the fair value hierarchy of the valuation techniques utilized by the Fund to determine such fair value as of June 30, 2023:

As of June 30, 2023
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Assets:
Debt Investments(1)	$—	$—	$935,310,172	$935,310,172
Money Market Funds(1)(2)	2,771,624	—	—	2,771,624
Total Assets	$2,771,624	$—	$935,310,172	$938,081,796
(1)	Refer to the Schedule of Investments for further details.
(2)	Included in restricted cash and cash equivalents on the Statement of Financial Condition.

Note 5. Fair Value Measurements (continued)

The following table presents the changes in investments measured at fair value using Level 3 inputs for the period from June 8, 2023 (commencement of operations) to June 30, 2023:

Period from June 8, 2023
(commencement of operations) to
June 30, 2023
Debt Investments
Fair value, June 8, 2023 (commencement of operations)	$—
Net change in unrealized appreciation (depreciation) on investments	(190,786)
Net translation of investments in foreign currencies	(67,123)
Realized gain (loss) on translation of investments in foreign currencies	(148)
Purchases of investments	936,995,797
PIK interest	205,621
Proceeds from principal payments	(1,907,839)
Accretion of discounts and amortization of premiums	274,650
Fair value, June 30, 2023	$935,310,172

The following table presents quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of June 30, 2023:

Quantitative information about Level 3 Fair Value Measurements
	Fair Value as of	Valuation	Unobservable	Range
	June 30, 2023	Techniques	Input	(Weighted Average)(1)
Debt Investments(2)	$935,310,172	Market rate approach	Market interest rate	8.0% - 14.3% (10.0%)
		Market comparable companies	EBITDA multiples	9.0x - 30.0x (16.1x)
		Market comparable companies	Revenue multiples	3.5x - 16.5x (8.0x)
(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	The Fund valued $831,715,991 and $103,594,181 of loans using EBITDA and revenue multiples, respectively. All loans were also valued using the market rate approach.

The above tables are not intended to be all-inclusive but rather to provide information on significant unobservable inputs and valuation techniques used by the Fund.

The significant unobservable inputs used in the fair value measurement of the Fund’s debt investments are EBITDA multiples, revenue multiples and market interest rates. The Fund uses EBITDA multiples and, to a lesser extent, revenue multiples on its debt investments to determine any credit gains or losses. Increases or decreases in either of these inputs in isolation would have resulted in a significantly lower or higher fair value measurement. The Fund uses market interest rates for loans to determine if the effective yield on a loan is commensurate with the market yields for that type of loan. If a loan’s effective yield was significantly less than the market yield for a similar loan with a similar credit profile, then the resulting fair value of the loan may have been lower.

Other Financial Assets and Liabilities

ASC Topic 820 requires disclosure of the fair value of financial instruments for which it is practical to estimate such value. As a result, with the exception of the line item titled “debt” which is reported at cost, all assets and liabilities approximate fair value on the Statement of Financial Condition due to their short maturity. Fair value of the Fund’s debt is estimated using Level 3 inputs by discounting remaining payments using applicable implied market rates.

Note 5. Fair Value Measurements (continued)

The following is the carrying value and fair value of the Fund’s debt as of June 30, 2023:

	As of June 30, 2023
	Carrying Value	Fair Value
Debt	$498,641,492	$498,641,492

Note 5. Fair Value Measurements

The Company follows ASC Topic 820 for measuring fair value. Fair value is the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation models involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the assets or liabilities or market and the assets’ or liabilities’ complexity. The Company’s fair value analysis includes an analysis of the value of any unfunded loan commitments. Assets and liabilities are categorized for disclosure purposes based upon the level of judgment associated with the inputs used to measure their value. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the asset or liability as of the measurement date. The three levels are defined as follows:

Level 1:      Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2:      Inputs include quoted prices for similar assets or liabilities in active markets and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the assets or liabilities.

Level 3:      Inputs include significant unobservable inputs for the assets or liabilities and include situations where there is little, if any, market activity for the assets or liabilities. The inputs into the determination of fair value are based upon the best information available and require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an asset’s or a liability’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The Company assesses the levels of assets and liabilities at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfers. There were no transfers among Level 1, 2 and 3 of the fair value hierarchy for assets and liabilities during the period from June 30, 2023 (commencement of operations) to September 30, 2023. The following section describes the valuation techniques used by the Company to measure different assets and liabilities at fair value and includes the level within the fair value hierarchy in which the assets and liabilities are categorized.

Investments

Level 1 investments are valued using quoted market prices. Level 2 investments are valued using market consensus prices that are corroborated by observable market data and quoted market prices for similar assets and liabilities. Level 3 investments are valued at fair value as determined in good faith by the Board, based on input of management, the audit committee and independent valuation firms that have been engaged at the direction of the Board to assist in the valuation of each portfolio investment without a readily available market quotation at least once during a trailing twelve-month period under a valuation policy and a consistently applied valuation process. This valuation process is conducted at the end of each fiscal quarter, with approximately 25% (based on the number of portfolio companies) of the Company’s valuations of debt and equity investments without readily available market quotations subject to review by an independent valuation firm. As of September 30, 2023, $139,934 and $1,038,699 of investments were valued using Level 2 inputs and Level 3 inputs, respectively. As of September 30, 2023, all money market funds included in cash and cash equivalents and restricted cash and cash equivalents were valued using Level 1 inputs.

When determining fair value of Level 3 debt and equity investments, the Company takes into account the following factors, where relevant: the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons to publicly traded securities, and changes in the interest rate environment and the credit markets generally that affect the price at which similar investments are made and other relevant factors. The primary method for determining enterprise value uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s net income before net interest expense, income tax expense, depreciation and amortization (“EBITDA”). A portfolio company’s EBITDA can include pro-forma adjustments for items such as acquisitions, divestitures, or expense reductions. The enterprise value analysis is performed to determine the value of equity investments and to determine if debt investments are credit impaired. If debt investments are credit impaired, the Company will use the enterprise value analysis or a liquidation basis analysis to determine fair value. For debt investments that are not determined to be credit impaired, the Company uses a market interest rate yield analysis to determine fair value.

In addition, for certain debt investments, the Company bases its valuation on indicative bid and ask prices provided by an independent third-party pricing service. Bid prices reflect the highest price that the Company and others may be willing to pay. Ask prices represent the lowest price that the Company and others may be willing to accept. The Company generally uses the midpoint of the bid/ask range as its best estimate of fair value of such investment.

Due to the inherent uncertainty of determining the fair value of Level 3 investments that do not have a readily available market value, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that are ultimately received or settled. Further, such investments are generally subject to legal and other restrictions or otherwise are less liquid than publicly traded instruments. If the Company were required to liquidate a portfolio investment in a forced or liquidation sale, the Company could realize significantly less than the value at which such investment had previously been recorded.

The Company’s investments are subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

The following table presents fair value measurements of the Company’s investments and indicate the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value as of September 30, 2023:

As of September 30, 2023	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Assets, at fair value:
Debt investments(1)	$—	$139,934	$1,038,605	$1,178,539
Equity investments(1)	—	—	94	94
Money market funds(1)(2)	40,090	—	—	40,090
Total assets, at fair value:	$40,090	$139,934	$1,038,699	$1,218,723
(1)	Refer to the Consolidated Schedule of Investments for further details.
(2)	Included in cash and cash equivalents and restricted cash and cash equivalents on the Consolidated Statement of Financial Condition.

The net change in unrealized appreciation (depreciation) for the period from June 30, 2023 (commencement of operations) to September 30, 2023 reported within the net change in unrealized appreciation (depreciation) on investments in the Company’s Consolidated Statement of Operations attributable to the Company’s Level 3 assets held as of September 30, 2023 was $(986).

The following table presents the changes in investments measured at fair value using Level 3 inputs for the period from June 30, 2023 (commencement of operations) to September 30, 2023:

	Period from June 30, 2023 (commencement of operations) to
	September 30, 2023
	Debt	Equity	Total
	Investments	Investments	Investments
Fair value, beginning of period	$—	$—	$—
Net change in unrealized appreciation (depreciation) on investments	649	—	649
Net translation of investments in foreign currencies	(1,635)	—	(1,635)
Realized gain (loss) on investments	89	—	89
Realized gain (loss) on translation of investments in foreign currencies	95	—	95
Fundings of (proceeds from) revolving loans, net	(63)	—	(63)
Purchases and fundings of investments	1,059,408	94	1,059,502
PIK interest and non-cash dividends	513	—	513
Proceeds from principal payments	(21,647)	—	(21,647)
Accretion of discounts and amortization of premiums	1,196	—	1,196
Fair value, end of period	$1,038,605	$94	$1,038,699

The following table presents quantitative information about the significant unobservable inputs of the Company’s Level 3 investments as of September 30, 2023:

Quantitative information about Level 3 Fair Value Measurements
	Fair Value as of			Range
	September 30, 2023	Valuation Techniques	Unobservable Input	(Weighted Average)(1)
Assets, at fair value:
Senior secured loans	$54,482	Yield analysis	Market interest rate	8.3% - 13.3% (9.6%)
		Market comparable companies	EBITDA multiples	8.0x - 24.0x (16.1x)
	22,495	Broker quotes	Broker quotes	N/A
One stop loans(2)	$961,628	Yield analysis	Market interest rate	8.5% - 19.5% (10.3%)
		Market comparable companies	EBITDA multiples	9.0x - 27.0x (16.3x)
		Market comparable companies	Revenue multiples	3.5x - 16.5x (8.5x)
Equity(3)	$94	Market comparable companies	EBITDA multiples	22.1x
			Revenue multiples	5.5x
(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	The Company valued $875,119 and $86,509 of one stop loans using EBITDA and revenue multiples, respectively. All one stop loans were also valued using the market rate approach.
(3)	The Company valued $90 and $4 of equity investments using EBITDA and revenue multiples, respectively.

The above table is not intended to be all-inclusive but rather to provide information on significant unobservable inputs and valuation techniques used by the Company.

The significant unobservable inputs used in the fair value measurement of the Company’s debt and equity investments are EBITDA multiples, revenue multiples and market interest rates. The Company uses EBITDA multiples and, to a lesser extent, revenue multiples on its debt and equity investments to determine any credit gains or losses. Increases or decreases in either of these inputs in isolation would have resulted in a significantly lower or higher fair value measurement. The Company uses market interest rates for loans to determine if the effective yield on a loan is commensurate with the market yields for that type of loan. If a loan’s effective yield was significantly less than the market yield for a similar loan with a similar credit profile, then the resulting fair value of the loan may have been lower.

Other Financial Assets and Liabilities

ASC Topic 820 requires disclosure of the fair value of financial instruments for which it is practical to estimate such value. As a result, with the exception of the line item titled “debt” which is reported at cost, all assets and liabilities approximate fair value on the Consolidated Statements of Financial Condition due to their short maturity. Fair value of the Company’s debt is estimated using Level 3 inputs by discounting remaining payments using applicable implied market rates.

The following is the carrying value and fair value of the Company’s debt as of September 30, 2023:

	As of September 30, 2023
	Carrying Value	Fair Value
Debt	$572,270	$572,270